Capital (Tables)	6 Months Ended
Jun. 30, 2025
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Details of NCIB Share Repurchases	Details of share repurchases in the three and six months ended June 30, 2024 are as follows:

	Three months ended June 30,	Six months ended June 30,
	2024	2024
Share repurchases (millions of U.S. dollars)	287	639
Shares repurchased (number in millions)	1.8	4.1
Share repurchases - average price per share	$161.32	$156.92

Summary of dividend declared and paid

Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars, except per share amounts)	2025	2024	2025	2024
Dividends declared per common share	$0.595	$0.54	$1.19	$1.08

Dividends declared	269	243	536	487
Dividends reinvested	(9)	(8)	(17)	(15)
Dividends paid	260	235	519	472